Shareholder Report, Holdings (Details) - C000231758	Apr. 30, 2026
Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	95.80%